Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.98%
Belgium–2.00%
Anheuser-Busch InBev S.A./N.V., ADR(a)	25,982	$1,464,865
Canada–1.32%
Constellation Software, Inc.	588	963,297
China–5.27%
Alibaba Group Holding Ltd., ADR(b)	13,971	2,068,406
Kweichow Moutai Co. Ltd., A Shares	6,300	1,784,900
		3,853,306
Germany–9.01%
KION Group AG	32,133	3,006,894
SAP SE	26,457	3,584,226
		6,591,120
Hong Kong–2.79%
AIA Group Ltd.	177,200	2,040,306
Netherlands–3.02%
Topicus.com, Inc.(b)	21,025	2,207,575
Switzerland–8.22%
Cie Financiere Richemont S.A.	17,603	1,815,105
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	40,270	19,013
Roche Holding AG	5,006	1,826,708
Temenos AG	17,330	2,353,551
		6,014,377
United Kingdom–9.43%
British American Tobacco PLC	69,226	2,415,254
Dechra Pharmaceuticals PLC	15,467	1,007,531
Imperial Brands PLC	37,267	777,738
London Stock Exchange Group PLC	11,179	1,116,866
Unilever PLC	29,391	1,585,275
		6,902,664
United States–56.92%
Accenture PLC, Class A	8,069	2,581,435
Alphabet, Inc., Class A(b)	1,499	4,007,607
Alphabet, Inc., Class C(b)	133	354,486
Analog Devices, Inc.	16,300	2,729,924
Aon PLC, Class A	6,624	1,892,940
Shares		Value
United States–(continued)
Aptiv PLC(b)	14,941	$2,225,761
AutoZone, Inc.(b)	1,287	2,185,313
Becton, Dickinson and Co.	8,066	1,982,784
BorgWarner, Inc.	18,035	779,292
Charter Communications, Inc., Class A(b)	3,546	2,579,928
Equinix, Inc.	3,272	2,585,305
Flowserve Corp.	39,641	1,374,353
Honeywell International, Inc.	10,384	2,204,316
Microsoft Corp.	16,708	4,710,319
Sabre Corp.(a)(b)	195,109	2,310,091
Visa, Inc., Class A	16,030	3,570,683
Walt Disney Co. (The)(b)	10,124	1,712,677
Zoetis, Inc.	9,530	1,850,154
		41,637,368
Total Common Stocks & Other Equity Interests (Cost $59,751,364)		71,674,878
Money Market Funds–1.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	489,315	489,315
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	345,653	345,791
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	559,217	559,217
Total Money Market Funds (Cost $1,394,323)		1,394,323
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.89% (Cost $61,145,687)		73,069,201
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.27%
Invesco Private Government Fund, 0.02%(c)(d)(e)	1,157,703	1,157,703
Invesco Private Prime Fund, 0.11%(c)(d)(e)	2,700,227	2,701,308
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $3,859,011)		3,859,011
TOTAL INVESTMENTS IN SECURITIES—105.16% (Cost $65,004,698)		76,928,212
OTHER ASSETS LESS LIABILITIES–(5.16)%		(3,772,736)
NET ASSETS–100.00%		$73,155,476

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$559,248	$3,708,705	$(3,778,638)	$-	$-	$489,315	$96
Invesco Liquid Assets Portfolio, Institutional Class	343,859	2,645,168	(2,643,270)	17	17	345,791	35
Invesco Treasury Portfolio, Institutional Class	639,140	4,238,519	(4,318,442)	-	-	559,217	39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	730,505	4,514,594	(4,087,396)	-	-	1,157,703	47*
Invesco Private Prime Fund	1,095,758	9,717,900	(8,112,460)	-	110	2,701,308	624*
Total	$3,368,510	$24,824,886	$(22,940,206)	$17	$127	$5,253,334	$841

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$1,464,865	$—	$—	$1,464,865
Canada	963,297	—	—	963,297
China	2,068,406	1,784,900	—	3,853,306
Germany	—	6,591,120	—	6,591,120
Hong Kong	—	2,040,306	—	2,040,306
Netherlands	2,207,575	—	—	2,207,575
Switzerland	19,013	5,995,364	—	6,014,377
United Kingdom	—	6,902,664	—	6,902,664
United States	41,637,368	—	—	41,637,368
Money Market Funds	1,394,323	3,859,011	—	5,253,334
Total Investments	$49,754,847	$27,173,365	$—	$76,928,212
Invesco V.I. Global Core Equity Fund